STATEMENTS OF CONSOLIDATED BALANCE SHEETS	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,264,025,785	$ 183,844,925	¥ 161,963,665
Short-term investments	685,512,063	99,703,594	781,850,000
Trading securities	307,693,782	44,752,204	307,754,960
Accounts receivable, net of allowance for doubtful accounts of RMB4,714,042 and RMB6,433,215 (USD935,672) as of December 31, 2017 and 2018 respectively	64,864,184	9,434,104	53,882,894
Amounts due from related parties	228,600	33,248	3,248,692
Prepaid rent	4,478,413	651,358	4,292,472
Inventories	2,547,729	370,552	2,355,154
Other current assets	53,969,039	7,849,474	127,269,801
Loans receivable, net	67,196,568	9,773,335	6,600,000
Deferred tax assets			36,207,884
Total current assets	2,450,516,163	356,412,794	1,485,425,522
Amounts due from related parties			2,600,000
Restricted cash	3,300,000	479,965	3,000,000
Loans receivable, net	39,352,863	5,723,637
Property and equipment, net	222,389,573	32,345,222	96,669,251
Intangible assets, net	27,213,391	3,958,024	3,727,383
Goodwill	5,787,068	841,694	2,959,183
Long-term investments	112,219,460	16,321,644	122,508,832
Other assets	85,701,523	12,464,768	5,741,301
Deferred tax assets	67,909,969	9,877,095	33,351,457
TOTAL ASSETS	3,014,390,010	438,424,843	1,755,982,929
Current liabilities:
Short-term debt	60,000,000	8,726,638
Accounts payable	9,182,058	1,335,475	7,293,341
Advance from customers	36,370,325	5,289,844	33,662,363
Amounts due to related parties	285,578	41,536	473,018
Salary and welfare payable	42,767,219	6,220,234	44,577,683
Deferred rent	4,421,427	643,070	2,916,205
Deferred revenue	153,389,895	22,309,635	109,101,986
Accrued expenses and other current liabilities	264,058,985	38,405,786	293,741,951
Income tax payable	104,988,638	15,269,964	103,830,578
Dividends payable			39,691,103
Deferred tax liabilities			27,745,951
Total current liabilities	675,464,125	98,242,182	663,034,179
Deferred rent	20,519,682	2,984,464	23,050,635
Deferred revenue	145,545,929	21,168,777	144,258,584
Other long-term liabilities	96,573,810	14,046,079	73,937,277
Deferred tax liabilities	43,538,624	6,332,430	5,797,260
Unrecognized tax benefits	169,619,409	24,670,120	113,299,633
Total liabilities	1,151,261,579	167,444,052	1,023,377,568
Shareholders’ equity:
Additional paid-in capital	1,003,026,803	145,884,198	212,309,734
Retained earnings	456,398,812	66,380,454	223,134,889
Accumulated other comprehensive (loss) income	62,367,692	9,071,005	(4,086,149)
Total GreenTree Hospitality Group Ltd. shareholders' equity	1,854,749,384	269,762,110	732,245,241
Noncontrolling interests	8,379,047	1,218,681	360,120
Total shareholders’ equity	1,863,128,431	270,980,791	732,605,361
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	3,014,390,010	438,424,843	1,755,982,929
Common Class A
Shareholders’ equity:
Ordinary shares, value	217,421,867	31,622,699	160,189,926
Total shareholders’ equity	217,421,867	31,622,699	160,189,926
Common Class B
Shareholders’ equity:
Ordinary shares, value	115,534,210	16,803,754	140,696,841
Total shareholders’ equity	¥ 115,534,210	$ 16,803,754	¥ 140,696,841